SUBSEQUENT EVENTS (Tables)	9 Months Ended
Sep. 30, 2025
SCHEDULE OF WARRANT AND BROKER WARRANTS EXERCISES

Warrants
Issuance	Number exercised	Proceeds
October 30,2023	256,000	$847,429
February 26, 2024	256,124	1,580,782
April 29, 2024	540,540	1,789,333
November 19, 2024	266,667	882,204
May 5, 2025	464,000	1,845,752
June 12, 2025	2,762,500	14,050,264
July 21, 2025	1,077,163	7,953,664
	5,622,994	$28,949,428

Broker Warrants
Issuance	Number exercised	Proceeds
February 26, 2024	26,800	$315,267
April 29, 2024	27,028	304,854
May 5, 2025	90,750	333,812
July 21, 2025	233,644	2,175,014
	378,222	$3,128,947
Total exercises	6,001,216	$32,078,375